UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2005

Check here if Amendment [x]; Amendment Number: __1__
This Amendment (Check only one.):  [x ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     September 30,2005


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: yes

State Street		28-00399

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    60
Form 13F Information Table Value Total (Thousands):   $118,325
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM	68243Q106	1370	195366	SH		Sole		195366
"Advanced Biophotonics, Inc. "	COM	00752G104	99	283172	SH		Sole		283172
"Amazon.com, Inc."		COM	023135106	759	16754	SH		Sole		16754
Amdocs Ltd.			COM	G02602103	2801	101000	SH		Sole		68900		32100
"At Road, Inc."			COM	04648K105	533	116110	SH		Sole		116110
"Atheros Communications, Inc."	COM	04743P108	1999	204784	SH		Sole		131292		73492
Atmel Corp.			COM	049513104	58	28000	SH		Sole				28000
"Capital Lease Funding, Inc."	COM	140288101	387	37420	SH		Sole		37420
"Check Point Software System, I"COM	M22465104	973	40000	SH		Sole		40000
Cisco Systems			COM	17275R102	329	18375	SH		Sole		13671		4704
Coley Pharmaceutical Group	COM	19388P106	480	26397	SH		Sole		24697		1700
"Corgentech, Inc."		COM	21872P105	590	250000	SH		Sole		250000
"Cotherix, Inc"			COM	22163T103	780	55900	SH		Sole		51700		4200
"Crosstex Energy, Inc."		COM	22765Y104	338	5290	SH		Sole		5290
"DeCODE genetics, Inc."		COM	243586104	286	34046	SH		Sole		31215		2831
Du Pont 			COM	263534109	249	6350	SH		Sole				6350
"EBay, Inc."			COM	278642103	33924	823400	SH		Sole		809000		14400
"Encysive Pharmaceuticals, Inc."COM	29256X107	733	62200	SH		Sole		56800		5400
Epicor Software Corporation	COM	29426L108	223	17162	SH		Sole		17162
Exact Sciences Corporation	COM	30063P105	544	298768	SH		Sole		291700		7068
"Expedia, Inc. Class A"		COM	302125109	301	15184	SH		Sole		15184
"FormFactor, Inc."		COM	346375108	1851	81093	SH		Sole		79093		2000
"Google, Inc. - Cl A "		COM	38259P508	7120	22500	SH		Sole		22500
Graphco Holdings Corp. 		COM	38866F109	1	12200	SH		Sole		12200
HewlettPackard			COM	428236103	378	12929	SH		Sole				12929
Inamed Corporation		COM	453235103	4862	64248	SH		Sole		62048		2200
"Inspire Pharmaceuticals, Inc."	COM	457733103	877	115425	SH		Sole		101200		14225
"Integrated Device Technology, "COM	458118106	810	75400	SH		Sole		75400
InterActiveCorp			COM	44919P300	385	15184	SH		Sole		15184
"Juniper Networks, Inc."	COM	48203R104	5500	231084	SH		Sole		213381		17703
"Keryx Biopharmaceuticals, Inc."COM	492515101	2857	181300	SH		Sole		74900		106400
"Kinetic Concepts, Inc."	COM	49460W208	1097	19310	SH		Sole				19310
Linear Technology Corp.		COM	535678106	3543	94260	SH		Sole		59260		35000
"Microchip Technology, Inc."	COM	595017104	3351	111250	SH		Sole		111250
Microsoft Corp.			COM	594918104	283	11000	SH		Sole				11000
"Motive, Inc."			COM	61980V107	340	53687	SH		Sole		53687
"Myogen, Inc."			COM	62856E104	2759	117406	SH		Sole		109553		7853
"NMT Medical, Inc."		COM	629294109	983	89213	SH		Sole		89213
"Netflix, Inc."			COM	64110L106	2051	78900	SH		Sole		71700		7200
"Netlogic Microsystems, Inc."	COM	64118B100	223	10308	SH		Sole		9163		1145
Network Appliance 		COM	64120L104	932	39271	SH		Sole		39271
"Neustar, Inc. Class A"		COM	64126X201	1347	42100	SH		Sole		39300		2800
"Nuvasive, Inc."		COM	670704105	346	18438	SH		Sole		18438
PMC/Sierra Semiconductor Corp.	COM	69344F106	414	46967	SH		Sole		46967
Plains Exploration & Productio	COM	726505100	1253	29251	SH		Sole		29251
Positron Corp. 			COM	737397125	39	489642	SH		Sole				489642
"RSA Security, Inc."		COM	749719100	2956	232575	SH		Sole		199500		33075
"Rigel Pharmaceuticals, Inc."	COM	766559603	2730	114854	SH		Sole		90977		23877
STATS ChipPAC Ltd. - ADR	COM	85771T104	742	118175	SH		Sole		118175
"Salesforce.com, Inc. "		COM	79466L302	2615	113096	SH		Sole		105534		7562
"Santarus, Inc."		COM	802817304	808	130125	SH		Sole		122925		7200
"Senomyx, Inc."			COM	81724Q107	255	15000	SH		Sole		15000
"SigmaTel, Inc."		COM	82661W107	377	18622	SH		Sole		8270		10352
"Silicon Laboratories, Inc."	COM	826919102	2869	94400	SH		Sole		93000		1400
Skyepharma Plc. (ADR shares)	COM	830808101	1280	175876	SH		Sole				175876
Sprint Nextel Corporation	COM	852061100	1507	63375	SH		Sole		63375
"SuperGen, Inc. "		COM	868059106	315	50009	SH		Sole				50009
"Symbion, Inc."			COM	871507109	841	32522	SH		Sole				32522
"VeriSign, Inc."		COM	92343E102	5312	248594	SH		Sole		229392		19202
Witness Systems			COM	977424100	424	20307	SH		Sole				20307
"YaHoo!, Inc."			COM	984332106	3936	116300	SH		Sole		114600		1700
